UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------
Check here if Amendment [  ];     Amendment Number:

This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altima Partners LLP
Address:  23 Savile Row, 6th Floor
          London, W1S 2ET
          United Kingdom

Form 13F File Number: 28-13517

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Malcolm Goddard
Title: Partner
Phone: 011-44-20-7968-6400

Signature, Place, and Date of Signing:

/s/Malcolm Goddard     London, England     February 4, 2011
------------------     ---------------     ----------------
[Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers: 5

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $207,586 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  1
    --
Form 13F File Number 28-13521
Name:  Mark Donegan
       ------------

No.  2
    --
Form 13F File Number 28-13519
Name:  Altima Advisors Americas L.P.
       -----------------------------

No.  3
    --
Form 13F File Number 28-13518
Name:  Altima Services UK Limited
       --------------------------

No.  4
    --
Form 13F File Number 28-13520
Name:  Altima International Limited
       ----------------------------

No.  5
    --
Form 13F File Number 28-13522
Name:  Joseph Carvin
       -------------

                                  FORM 13F INFORMATION TABLE
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



Column 1                Column 2   Column 3  Column 4  Column 5              Column 6   Column 7   Column 8
NAME OF ISSUER          TITLE OF    CUSIP     VALUE   SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER       VOTING
                         CLASS               (x$1000)    AMT     PRN  CALL  DISTRETION  MANAGERS   AUTHORITY
                                                                                                 Sole    Shared   None

CADIZ INC               COM NEW    127537207  11,436   919,259              DEFINED       1      919,259
ICICI BANK LTD          ADR        45104G104  10,982   216,869              DEFINED       1      216,869
ICICI BANK LTD          ADR        45104G104   2,228    44,000              DEFINED    1,2,3,4    44,000
VIVO PARTICIPACOES      SPON ADR
SA                      PFD NEW    92855S200  32,513   997,635              DEFINED       1      997,635
VIVO PARTICIPACOES      SPON ADR
SA                      PFD NEW    92855S200  10,674   327,514              DEFINED    1,2,3,4   327,514
CITIGROUP INC           COM        172967101   8,097 1,711,820              DEFINED       1    1,711,820
BANK OF AMERICA
CORPORATION             COM        060505104  16,316 1,223,100              DEFINED       1    1,223,100
COMPANHIA DE            SPON ADR
BEBIDAS                 PFD        20441W203   2,482    80,000              DEFINED   1,2,3,4,5  80,000
BRF-BRASIL FOODS ADR    ADR        10552T107   4,618   273,567              DEFINED   1,2,3,4,5 273,567
ANHEUSER BUSCH INBEV
SA/NV                   SPON ADR   03524A108   3,882    68,000              DEFINED   1,2,3,4,5  68,000
PICO HLDGS INC          COM NEW    693366205   2,067    65,000              DEFINED   1,2,3,4,5  65,000
WINN DIXIE STORES INC   COM NEW    974280307   1,242   173,000              DEFINED   1,2,3,4,5 173,000
ZHONGPIN INC            COM        98952K107   2,366   116,000              DEFINED   1,2,3,4,5 116,000
AGCO CORP               COM        001084102   3,293    65,000              DEFINED   1,2,3,4,5  65,000
AGRIUM INC              COM        008916108   7,707    84,000              DEFINED   1,2,3,4,5  84,000
ARCHER DANIELS
MIDLAND CO              COM        039483102   4,993   166,000              DEFINED   1,2,3,4,5 166,000
MOSAIC CO               COM        61945A107   6,773    88,700              DEFINED   1,2,3,4,5  88,700
MONSANTO CO NEW         COM        61166W101   4,527    65,000              DEFINED   1,2,3,4,5  65,000
CHIQUITA BRANDS
INTL INC                COM        170032809   1,037    74,000              DEFINED   1,2,3,4,5  74,000
COSAN LTD               SHS A      G25343107  10,474   769,000              DEFINED   1,2,3,4,5 769,000
KRAFT FOODS INC         CL A       50075N104   5,325   169,000              DEFINED   1,2,3,4,5 169,000
DARLING INTL INC        COM        237266101   7,516   566,000              DEFINED   1,2,3,4,5 566,000
CF INDS HLDGS INC       COM        125269100   4,933    36,500              DEFINED   1,2,3,4,5  36,500
CORN PRODS INTL INC     COM        219023108   1,978    43,000              DEFINED   1,2,3,4,5  43,000
KROGER CO               COM        501044101   3,327   148,810              DEFINED   1,2,3,4,5 148,810
TERNIUM SA              SPON ADR   880890108   5,873   138,489              DEFINED    1,2,3,4  138,489
GAFISA S A              SPONS ADR  362607301     872    60,000              DEFINED    1,2,3,4   60,000
ITAU UNIBANCO           SPON ADR
HLDG SA                 REP PFD    465562106   1,201    50,000              DEFINED    1,2,3,4   50,000
VALE SA                 ADR
                        REPSTG PFD 91912E204  10,257   339,400              DEFINED    1,2,3,4  339,400
AMERICA MOVIL SAB       SPON ADR
DE CV                   L SHS      02364W105   9,136   159,329              DEFINED    1,2,3,4  159,329
COPA HOLDINGS SA        CL A       P31076105   8,853   150,461              DEFINED    1,2,3,4  150,461
CTRIP COM               AMERICAN
INTL LTD                DEP SHS    22943F100     607    15,000              DEFINED    1,2,3,4   15,000

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